ANCHOR
                                    STRATEGIC
                                     ASSETS
                                      TRUST


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998

                                   (UNAUDITED)








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                          ANCHOR STRATEGIC ASSETS TRUST
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                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1998
                                   (Unaudited)

Assets:
Investments at quoted market value (cost $5,608,016;
 see Schedule of Investments, Notes 1, 2, & 5).................     $4,860,218
Cash  .........................................................         56,663
Dividends and interest receivable..............................         12,629
Dividends and interest receivable..............................            381
                                                                   ------------
     Total assets..............................................      4,929,891
                                                                   ------------

Liabilities:
Payable for capital shares redeemed............................          3,045
Accrued expenses and other liabilities (Note 3 )...............         11,813
                                                                   ------------
     Total liabilities.........................................         14,858
                                                                   ------------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par value,
 amount paid in on 1,267,177 shares outstanding) (Note 1)......      6,728,476
Accumulated undistributed net investment income (Note 1).......       (338,024)
Accumulated realized loss from security transactions, net (Note 1)    (727,621)
Net unrealized depreciation in value of investments (Note 2)...       (747,798)
                                                                   ------------
     Net assets (equivalent to $3.88 per share, based on
      1,267,177 capital shares outstanding)....................     $4,915,033
                                                                   ============




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                             STATEMENT OF OPERATIONS
                                  JUNE 30, 1998
                                   (Unaudited)



Income:
 Dividends.....................................................   $      6,293
 Interest......................................................         34,788
                                                                   ------------
     Total income..............................................         41,081
                                                                   ------------

Expenses:
 Management fees, net (Note 3).................................         36,870
 Pricing and bookkeeping fees (Note 4).........................          9,247
 Legal fees....................................................          4,194
 Audit and accounting fees.....................................          2,999
 Custodian fees................................................          1,781
 Transfer fees (Note 4)........................................          1,499
 Trustees' fees and expenses...................................            499
 Other expenses................................................          1,678
                                                                   ------------
     Total expenses............................................         58,767
                                                                   ------------

Net investment loss............................................        (17,686)
                                                                   ------------

Realized and unrealized loss on investments:
  Realized loss on investments-net.............................          45,631
  Decrease in net unrealized appreciation in investments.......        (97,175)
                                                                   ------------
     Net loss on investments...................................        (51,544)
                                                                   ============

Net decrease in net assets resulting from operations...........   $    (69,230)
                                                                   ============


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                       STATEMENTS OF CHANGES IN NET ASSETS



                                           Six Months Ended
                                            June 30, 1998        Year Ended
                                               (Unaudited)     December 31,1997
                                            ----------------   ---------------
From operations:
  Net investment loss............................  $   (17,686)   $    (22,940)

  Realized loss on investments, net..............        45,631       (486,770)
  (Decrease) increase in net
unrealized appreciation in investments...........      (97,175)       (731,850)
                                                  -------------  --------------
     Net (decrease) increase in net assets
       resulting from operations.................      (69,230)     (1,241,560)
                                                  -------------  --------------
Distributions to shareholders:
  From net investment income.....................         --              --
  From net realized gain on investments..........         --              --
                                                   ------------  --------------
     Total distributions to shareholders.........         --              --
                                                   ------------  --------------

From capital share transactions:

                                Number of Shares
                               1998      1997
  Proceeds from sale of
  shares.................... 186,258   218,740         768,725         950,843
  Shares issued to share-
  holders in distributions
  reinvested................   --        --               --              --
  Cost of shares redeemed...(122,403)  (699,780)      (481,780)     (3,194,210)
                            ---------  ---------    ===========      ==========
 (Decrease) increase in net
  assets resulting from
capital                        63,855  (481,040)        286,946     (2,243,367)
  share transactions........
                            =========  ==========  --------------  ------------

Net (decrease) increase in net assets............       217,715     (3,484,927)
Net assets:
  Beginning of period............................    4,697,318       8,182,245
                                                   ==============  ============
  End of period (including undistributed
   net investment income of ($(338,024)) and
      ($320,338), respectively).................. $  4,915,033     $ 4,697,318
                                                   ==============  =============


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                       SELECTED   PER  SHARE  DATA  AND  RATIOS
                 (for  a  share outstanding throughout each period)




                       Six Months            Year Ended December 31,
                         Ended
                     June 30, 1998
                       (Unaudited)   1997       1996        1995       1994
                       --------------------------------------------------------
Investment income...... $  0.00    $  0.40       $0.01       $0.03     $(3.40)
Expenses, net..........    0.00       0.50        0.03        0.06      (7.86)
                       --------------------------------------------------------
Net investment income
(loss).................    0.00      (0.10)      (0.02)      (0.03)      4.46
Net realized and
unrealized
 gain (loss) on
investments............   (0.02)     (0.86)       0.31        0.12      (5.41)
Distributions to
shareholders:
  From net investment
   income..............    --         --          --          --         --
  From net realized
   gain
   on investments......    --         --          --          --         --
                       --------------------------------------------------------
Net increase (decrease)
 in net asset value....   (0.02)     (0.96)       0.29        0.09      (0.95)
Net asset value:
 Beginning of period...    3.90       4.86        4.57        4.48       5.43
                       --------------------------------------------------------
End of period..........   $3.88      $3.90       $4.86       $4.57      $4.48
                       ========================================================
Ratio of expenses to
 average net assets....    2.37%      2.35%       1.98%       1.99%      2.19%
Ratio of net investment
 loss to average net
assets.................   (0.71)%    (0.40)%     (1.49)%     (1.10)%    (1.24)%
Portfolio turnover.....    0.36       0.21        0.37        0.12       0.42
Average commission
rate paid..............    0.0457     0.0386      0.0568      0.0433     0.0345
Number of shares out-
 standing at end of
period................ 1,267,177   1,203,322   1,684,362  1,184,752   1,044,287


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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1998
                                   (Unaudited)

                                                                      Value
Quantity                                                             (Note 1)
COMMON STOCKS -- 28.54%
           Gold/Silver Mining Stocks
   40,000  Aquiline Resources Corporation...........................$    2,800
   16,000  Cambior Incorporated.....................................    94,560
   30,000  Euro-Nevada Mining Corporation...........................   412,800
   18,000  Franco-Nevada Mining Corporation.........................   360,900
   10,000  Freeport Mcmoran Copper & Gold, Class A..................   142,500
   33,500  Guyanor Resources, Class B...............................    43,215
   30,000  Kinross Gold Corporation.................................    99,390
   65,000  Miramar Mining Corporation...............................    79,300
   47,300  Northern Orion Exploration Limited.......................    16,082
   25,000  TVX Gold Incorporated....................................    76,575
   50,000  Viceroy Resource Corporation.............................    74,500
                                                                    -----------
           Total common stocks (cost $1,857,255).................... 1,402,622
                                                                    -----------

FOREIGN TIME DEPOSITS -- 10.17%
 3,020,773 French Franc maturing 07/01/98
           at 3.25% (cost $500,240).................................   499,938
                                                                    -----------

PRECIOUS METALS -- 18.98%
           Gold Bullion
    3,139  Ounces gold bullion (cost $1,225,874) ...................   933,011
                                                                    -----------
U.S. TREASURY BILLS -- 41.19%
  425,000  Treasury Bill, 5.00% yield, maturing 7/16/98 (at cost)...   419,505
  400,000  Treasury Bill, 4.93% yield, maturing 8/06/98 (at cost)...   394,686
1,225,000  Treasury Bill, 4.97% yield, maturing 9/3/98 (at cost).... 1,210,456
                                                                    -----------
           Total U.S. Treasury Bills (at cost)...................... 2,024,647
                                                                    -----------

           Total investments (cost $5,608,016)...................... 4,860,218
                                                                    -----------

CASH & OTHER ASSETS, LESS LIABILITIES -- 1.12%.....................     54,815
                                                                    ===========
           Total Net Assets.........................................$4,915,033
                                                                    ===========


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                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998
                                   (Unaudited)



1. Significant accounting policies:
   Anchor Strategic Assets Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon.The gold bullion is valued each day at noon based on the New York spot gold price. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B.Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency losses offset by net investment income, resulted in a net decrease in undistributed net investment income and an increase in accumulated realized loss from security transactions. This reclassification had no affect on net assets.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.


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                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998
                                   (Unaudited)

                                   (Continued)

   D.Foreign Currency-- Amounts  denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
      A. Market value of investment securities, other assets and liabilities at the 12:00 noon Eastern Time rate of exchange at the balance sheet date.
      B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
2. Tax basis of investments:
   At June 30, 1998, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $247,919. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $995,717. Net unrealized depreciation in investments at June 30, 1998 was $747,798.
3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on a rate of 1 1/2% per annum of average daily net assets. At June 30, 1998, investment advisory fees of $5,878 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.
4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for the six months ended June 30, 1998 were $1,499. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $5,640 in brokerage commissions during the six months ended June 30, 1998. Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1998 were $9,247.



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                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998
                                   (Unaudited)

                                   (Continued)


5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 1998 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
     securities.........................................  $    2,148,031
       Other investments................................      28,928,873
                                                            ===============
                                                          $   31,076,904
                                                            ===============
     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
     securities.........................................  $      123,384
       Other investments................................      30,704,169
                                                            ===============
                                                          $   30,827,553
                                                            ===============






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                              OFFICERS AND TRUSTEES





DAVID W.C. PUTNAM                                     Chairman
Chairman, Board of Directors, F.L. Putnam             and Trustee
Investment Management Corporation
President and Director, F.L. Putnam Securities
Company Incorporated

J. STEPHEN PUTNAM                                     Vice President and
President, Robert Thomas Securities                   Treasurer

SPENCER H. LE MENAGER                                 Secretary
President, Equity Inc.                                and Trustee

ERNIE BUTLER                                          Trustee
President, I.E. Butler Securities

MAURICE A. DONAHUE                                    Trustee
Director and Professor, Institute for Governmental
Services and Walsh-Saltonstall Professor of
Practical Politics, University of Massachusetts

DAVID Y. WILLIAMS                                     President
President and Director, Meeschaert & Co., Inc.,       and Trustee
President and Director, Anchor Investment
Management Corporation



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             INVESTMENT ADVISER, ADMINISTRATOR AND TRANSFER AGENT
                   Anchor Investment Management Corporation
            579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                (508) 831-1171

                                   DISTRIBUTOR
                             Meeschaert & Co., Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                    CUSTODIAN
                         Investors Bank & Trust Company
                  89 South Street, Boston, Massachusetts 02111

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02181

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
              One Riverfront Center, Pittsburgh, Pennsylvania 15222






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